The reconciliation of bullion holdings for the years ended December 31, 2021 and 2020 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Realized gains (losses) on sales and redemptions for physical bullion	$ 10,784	$ 759
Change in unrealized gains (losses)	(300,318)	1,026,156
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,422,005	2,959,687
Purchases	2,786	440,262
Sales	(7,942)	(5,043)
Redemptions for physical bullion	(33,558)	184
Realized gains (losses) on sales and redemptions for physical bullion	10,784	759
Change in unrealized gains (losses)	(300,318)	1,026,156
Balance at end of year	$ 4,093,757	$ 4,422,005